Long-term Commitments (Operating Lease Agreements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-Term Commitments [Abstract]
2013, Gross Rental Commitments	$ 404
2014, Gross Rental Commitments	359
2015, Gross Rental Commitments	315
2016, Gross Rental Commitments	279
2017, Gross Rental Commitments	236
Subsequent years, Gross Rental Commitments	1,227
2013, Rentals from Subleases	49
2014, Rentals from Subleases	48
2015, Rentals from Subleases	43
2016, Rentals from Subleases	42
2017, Rentals from Subleases	40
Subsequent years, Rentals from Subleases	109
2013, Net Rental Commitments	355
2014, Net Rental Commitments	311
2015, Net Rental Commitments	272
2016, Net Rental Commitments	237
2017, Net Rental Commitments	196
Subsequesnt years, Net Rental Commitments	$ 1,118